Horizon Defensive Core Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Banking - 1.0%
Citizens Financial Group, Inc.	5,684	$178,421
Huntington Bancshares, Inc.	17,631	229,908
PNC Financial Services Group, Inc.	4,815	708,768
Regions Financial Corp.	11,371	211,842
Truist Financial Corp.	16,256	568,635
US Bancorp	18,969	795,939
		2,693,513

Consumer Discretionary Products - 3.7%
Aptiv PLC(a)	3,464	275,353
BorgWarner, Inc.	2,890	89,966
Deckers Outdoor Corp.(a)	289	258,826
Fortune Brands Innovations, Inc.	1,541	125,345
Hasbro, Inc.	1,639	82,425
Lear Corp.	675	92,711
Masco Corp.	2,698	207,098
Nike, Inc. - Class B	14,838	1,542,113
NVR, Inc.(a)	30	228,767
PulteGroup, Inc.	2,600	281,788
Rivian Automotive, Inc. - Class A(a)	8,097	91,658
Tesla, Inc.(a)	34,907	7,047,026
		10,323,076

Consumer Discretionary Services - 1.3%
Hilton Worldwide Holdings, Inc.	3,082	629,714
McDonald's Corp.	8,852	2,587,262
Vail Resorts, Inc.	481	110,779
Yum! Brands, Inc.	3,368	466,199
		3,793,954

Consumer Staple Products - 5.0%
Campbell Soup Co.	2,404	102,507
Church & Dwight Co., Inc.	2,985	298,858
Clorox Co.	1,540	236,097
Coca-Cola Co.	50,033	3,002,981
Colgate-Palmolive Co.	9,527	824,276
Conagra Brands, Inc.	5,780	162,302
Darling Ingredients, Inc.(a)	1,924	81,404
General Mills, Inc.	6,927	444,575
Hormel Foods Corp.	3,656	129,130
J M Smucker Co.	1,252	150,453
Kellanova	3,371	185,911
Keurig Dr Pepper, Inc.	12,801	382,878
Kimberly-Clark Corp.	4,135	501,038
Lamb Weston Holdings, Inc.	1,733	177,130
McCormick & Co., Inc.	3,080	212,089
PepsiCo, Inc.	16,749	2,769,280
Procter & Gamble Co.	28,672	4,557,127
		14,218,036

Financial Services - 3.6%
Ally Financial, Inc.	3,272	121,031
American Express Co.	7,125	1,563,367
Ameriprise Financial, Inc.	1,251	509,607
Annaly Capital Management, Inc.	6,061	115,704
Bank of New York Mellon Corp.	9,250	518,833
BlackRock, Inc.	1,830	1,484,752
CBOE Global Markets, Inc.	1,249	239,808
Charles Schwab Corp.	18,401	1,228,819
Discover Financial Services	3,078	371,515
Franklin Resources, Inc.	3,660	100,467
Intercontinental Exchange, Inc.	6,929	959,112
LPL Financial Holdings, Inc.	962	257,710
Morgan Stanley	15,024	1,292,665
Nasdaq, Inc.	4,237	238,119
Northern Trust Corp.	2,505	205,736
Raymond James Financial, Inc.	2,406	289,490
State Street Corp.	3,757	277,004
Synchrony Financial	5,010	206,913
T. Rowe Price Group, Inc.	2,699	305,932
		10,286,584

Health Care - 12.2%
ABIOMED Inc.(a)(b)	239	0
Agilent Technologies, Inc.	3,560	489,002
Align Technology, Inc.(a)	867	262,198
Amgen, Inc.	6,553	1,794,408
Avantor, Inc.(a)	8,269	203,748
Biogen, Inc.(a)	1,734	376,261
Bio-Techne Corp.	1,925	141,622
Bristol-Myers Squibb Co.	24,716	1,254,337
Cencora, Inc.	2,116	498,530
Cigna Corp.	3,558	1,195,986
Cooper Cos., Inc.	2,407	225,295
Danaher Corp.	8,571	2,169,663
DaVita, Inc.(a)	673	85,451
Dexcom, Inc.(a)	4,718	542,900
Edwards Lifesciences Corp.(a)	7,410	628,887
Elevance Health, Inc.	2,885	1,446,106
Eli Lilly & Co.	9,821	7,401,891
Gilead Sciences, Inc.	15,210	1,096,641
HCA Healthcare, Inc.	2,407	750,262
Hologic, Inc.(a)	2,886	212,987
Humana, Inc.	1,538	538,792
IDEXX Laboratories, Inc.(a)	1,058	608,593
Illumina, Inc.(a)	1,923	268,893
Insulet Corp.(a)	865	141,860
Jazz Pharmaceuticals PLC(a)	767	91,196
Johnson & Johnson	29,350	4,736,503
Laboratory Corp. of America Holdings	1,059	228,564
Merck & Co., Inc.	30,893	3,928,045
Mettler-Toledo International, Inc.(a)	288	359,199
Molina Healthcare, Inc.(a)	673	265,101
Quest Diagnostics, Inc.	1,348	168,352
Repligen Corp.(a)	672	130,361
STERIS PLC	1,155	269,011
Teleflex, Inc.	576	128,327
Waters Corp.(a)	674	227,421
West Pharmaceutical Services, Inc.	867	310,698
Zimmer Biomet Holdings, Inc.	2,505	311,522
Zoetis, Inc.	5,575	1,105,690
		34,594,303

Industrial Products - 4.4%
3M Co.	6,736	620,520
Allegion PLC	1,059	135,414
Axon Enterprise, Inc.(a)	865	265,875
Carrier Global Corp.	9,846	547,241
Caterpillar, Inc.	6,168	2,059,866
Cummins, Inc.	1,733	465,501
Dover Corp.	1,733	286,604
Eaton Corp. PLC	4,912	1,419,569
Emerson Electric Co.	6,931	740,577
Fortive Corp.	4,239	360,866
Graco, Inc.	2,024	184,710
IDEX Corp.	960	226,464
Illinois Tool Works, Inc.	3,662	959,993
Ingersoll Rand, Inc.	4,908	448,248
Johnson Controls International PLC	8,283	490,933
Keysight Technologies, Inc.(a)	2,122	327,425
Lennox International, Inc.	385	181,416
Otis Worldwide Corp.	5,007	477,167
Pentair PLC	2,023	157,369
Rockwell Automation, Inc.	1,351	385,143
Toro Co.	1,253	115,664
Trane Technologies PLC	2,794	787,825
Trimble, Inc.(a)	2,986	182,713
Xylem, Inc.	2,892	367,429
		12,194,532

Industrial Services - 3.8%
AECOM	1,637	145,415
CH Robinson Worldwide, Inc.	1,446	107,120
Cintas Corp.	1,155	726,045
CSX Corp.	24,072	913,292
Delta Air Lines, Inc.	1,927	81,454
Expeditors International of Washington, Inc.	1,733	207,267
Fastenal Co.	6,938	506,543
Ferguson PLC	2,505	529,682
JB Hunt Transport Services, Inc.	963	198,677
Knight-Swift Transportation Holdings, Inc.	1,928	108,624
Norfolk Southern Corp.	2,792	707,437
Old Dominion Freight Line, Inc.	1,156	511,507
Quanta Services, Inc.	1,733	418,537
Robert Half, Inc.	1,255	100,902
Union Pacific Corp.	7,412	1,880,349
United Parcel Service, Inc. - Class B	8,759	1,298,608
United Rentals, Inc.	866	600,372
Waste Management, Inc.	4,910	1,009,742
WW Grainger, Inc.	578	562,660
		10,614,233

Insurance - 2.3%
Aflac, Inc.	6,739	544,107
Allstate Corp.	3,176	506,636
Arch Capital Group Ltd.(a)	4,530	396,783
Assurant, Inc.	672	121,934
Equitable Holdings, Inc.	4,147	141,993
Hartford Financial Services Group, Inc.	3,658	350,583
Marsh & McLennan Cos., Inc.	5,969	1,207,350
Principal Financial Group, Inc.	2,889	233,605
Progressive Corp.	7,123	1,350,235
Prudential Financial, Inc.	4,430	482,826
Travelers Cos., Inc.	2,789	616,257
Willis Towers Watson PLC	1,251	341,035
		6,293,344

Materials - 2.7%
Amcor PLC	17,591	159,374
Avery Dennison Corp.	963	208,518
Ball Corp.	3,849	246,413
Ecolab, Inc.	3,079	692,282
International Flavors & Fragrances, Inc.	3,083	232,767
International Paper Co.	4,043	142,960
Linde PLC	5,871	2,635,023
LyondellBasell Industries NV - Class A	3,175	318,390
Martin Marietta Materials, Inc.	770	444,837
Newmont Goldcorp Corp.	14,012	437,875
Nucor Corp.	2,981	573,246
Owens Corning	1,060	158,767
PPG Industries, Inc.	2,887	408,799
Sherwin-Williams Co.	2,983	990,446
Steel Dynamics, Inc.	1,829	244,757
Westrock Co.	3,082	139,584
		8,034,038

Media - 9.2%
Alphabet, Inc. - Class A(a)	72,084	9,980,751
Alphabet, Inc. - Class C(a)	62,748	8,770,915
Booking Holdings, Inc.(a)	385	1,335,500
Comcast Corp. - Class A	48,916	2,096,051
Electronic Arts, Inc.	3,082	429,877
Fox Corp. - Class A	2,982	88,834
Fox Corp. - Class B	1,730	47,367
Interpublic Group of Cos., Inc.	4,619	145,037
Liberty Global Ltd. - Class C(a)	2,213	41,051
Omnicom Group, Inc.	2,408	212,843
Sirius XM Holdings, Inc.	9,347	41,314
Snap, Inc. - Class A(a)	12,715	140,119
Take-Two Interactive Software, Inc.(a)	2,118	311,198
Walt Disney Co.	22,330	2,491,581
		26,132,438

Oil & Gas - 2.1%
Baker Hughes & GE Co., Class A	12,231	361,915
Cheniere Energy, Inc.	2,888	448,218
Halliburton Co.	10,899	382,228
HF Sinclair Corp.	1,921	106,616
Kinder Morgan, Inc.	24,354	423,516
Marathon Petroleum Corp.	4,618	781,504
ONEOK, Inc.	7,134	535,906
Phillips 66	5,389	767,986
Schlumberger, Ltd.	17,430	842,392
Targa Resources Corp.	2,599	255,326
Valero Energy Corp.	4,138	585,361
Williams Cos., Inc.	14,822	532,703
		6,023,671

Real Estate - 2.5%
American Tower Corp.	5,677	1,128,928
Boston Properties, Inc.	1,830	118,438
CBRE Group, Inc. - Class A(a)	3,757	345,231
Crown Castle, Inc.	5,304	583,122
Digital Realty Trust, Inc.	3,653	536,297
Equinix, Inc.	1,154	1,025,698
Healthpeak Properties, Inc.	8,685	145,474
Iron Mountain, Inc.	3,560	279,958
Prologis, Inc.	11,252	1,499,554
SBA Communications Corp.	1,348	282,042
Welltower, Inc.	6,735	620,698
Weyerhaeuser Co.	8,868	304,882
		6,870,322

Retail & Wholesale - Discretionary - 4.3%
AutoZone, Inc.(a)	193	580,162
Best Buy Co., Inc.	2,407	194,678
Builders FirstSource, Inc.(a)	1,543	301,163
Burlington Stores, Inc.(a)	770	157,927
CarMax, Inc.(a)	1,927	152,233
eBay, Inc.	6,341	299,802
Genuine Parts Co.	1,734	258,817
Home Depot, Inc.	12,128	4,616,038
LKQ Corp.	3,276	171,302
Lowe's Cos., Inc.	7,022	1,689,985
Lululemon Athletica, Inc.(a)	1,442	673,544
MercadoLibre, Inc.(a)	577	920,488
Pool Corp.	481	191,496
TJX Cos., Inc.	13,873	1,375,369
Tractor Supply Co.	1,346	342,315
Ulta Beauty, Inc.(a)	579	317,616
		12,242,935

Retail & Wholesale - Staples - 0.5%
Bunge Global SA	1,731	163,354
Kroger Co.	8,274	410,473
Target Corp.	5,584	853,905
		1,427,732

Software & Tech Services - 26.5%(c)
Accenture PLC - Class A	7,607	2,850,951
Adobe, Inc.(a)	5,489	3,075,377
Akamai Technologies, Inc.(a)	1,829	202,873
ANSYS, Inc.(a)	1,058	353,552
Autodesk, Inc.(a)	2,600	671,242
Automatic Data Processing, Inc.	5,006	1,257,157
Broadridge Financial Solutions, Inc.	1,444	293,970
Cadence Design Systems, Inc.(a)	3,277	997,453
Ceridian HCM Holding, Inc.(a)	1,832	127,800
DocuSign, Inc.(a)	2,487	132,482
FactSet Research Systems, Inc.	481	222,501
Fair Isaac Corp.(a)	289	367,004
Fidelity National Information Services, Inc.	7,217	499,344
Fiserv, Inc.(a)	7,321	1,092,806
Gartner, Inc.(a)	963	448,334
Gen Digital, Inc.	7,023	150,924
HubSpot, Inc.(a)	577	357,053
International Business Machines Corp.	11,161	2,065,120
Intuit, Inc.	3,370	2,233,939
MarketAxess Holdings, Inc.	481	102,650
MasterCard, Inc. - Class A	10,207	4,845,875
Microsoft Corp.	85,979	35,564,354
Moody's Corp.	2,020	766,428
Paychex, Inc.	3,950	484,349
Paylocity Holding Corp.(a)	578	97,457
PTC, Inc.(a)	1,447	264,815
S&P Global, Inc.	3,948	1,691,244
Salesforce, Inc.(a)	11,718	3,618,753
ServiceNow, Inc.(a)	2,504	1,931,435
Splunk, Inc.(a)	1,925	300,724
Synopsys, Inc.(a)	1,830	1,049,926
TransUnion	2,405	186,700
Twilio, Inc. - Class A(a)	2,116	126,092
Visa, Inc. - Class A	19,251	5,441,103
Workday, Inc. - Class A(a)	2,504	737,829
Zscaler, Inc.(a)	1,057	255,762
		74,865,378

Tech Hardware & Semiconductors - 12.2%
Applied Materials, Inc.	10,101	2,036,564
Hewlett Packard Enterprise Co.	15,807	240,741
HP, Inc.	11,446	324,265
Intel Corp.	51,310	2,208,895
Lam Research Corp.	1,636	1,534,977
Marvell Technology, Inc.	10,519	753,792
NetApp, Inc.	2,498	222,622
NVIDIA Corp.	30,066	23,785,813
NXP Semiconductors NV	3,182	794,641
Seagate Technology Holdings PLC	2,407	223,971
Texas Instruments, Inc.	11,083	1,854,518
Western Digital Corp.(a)	3,946	234,669
		34,215,468

Telecommunications - 0.7%
Verizon Communications, Inc.	51,215	2,049,624

Utilities - 1.0%
American Water Works Co., Inc.	2,406	285,207
Atmos Energy Corp.	1,829	206,512
CMS Energy Corp.	3,560	204,237
Consolidated Edison, Inc.	4,234	369,247
Edison International	4,713	320,578
Essential Utilities, Inc.	3,176	110,461
Eversource Energy	4,233	248,477
Exelon Corp.	12,127	434,632
NRG Energy, Inc.	2,788	154,232
Sempra	7,698	543,480
		2,877,063
TOTAL COMMON STOCKS (Cost $221,331,778)		279,750,244

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(d)	2,434,325	2,434,325
TOTAL SHORT-TERM INVESTMENTS (Cost $2,434,325)		2,434,325

TOTAL INVESTMENTS - 99.9% (Cost $223,766,103)		$282,184,569
Other Assets in Excess of Liabilities - 0.1%		211,472
TOTAL NET ASSETS - 100.0%		$282,396,041

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Horizon Defensive Core Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$279,750,244	$–	$0	(a)	$279,750,244
Money Market Funds	2,434,325	–	–		2,434,325
Total Assets	$282,184,569	$–	$0	(a)	$282,184,569

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.